Derivatives (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Risk management derivatives
Net asset position	$ 26,420	$ 13,785
Offsetting and Balance Sheet Presentation
Gross Amounts of Recognized Assets	26,770	13,815
Gross Amounts of Recognized Liabilities	(349)	(30)
Gross Amounts Offset in the Consolidated Balance Sheet Assets	(349)	(30)
Gross Amounts offset in the Consolidated Balance Sheets Liabilities	349	30
Net Amounts Presented in the Consolidated Balance Sheets Assets	26,420	13,785
Cash Collateral Requirement	0	0
Derivative Gains and Losses
Derivative financial instruments	(25,611)	(22,754)	(2,275)
International Coal Forward Contracts
Risk management derivatives
Net asset position	26,362	13,647
Offsetting and Balance Sheet Presentation
Gross Amounts of Recognized Assets	26,712	13,677
Gross Amounts of Recognized Liabilities	(349)	(30)
Gross Amounts Offset in the Consolidated Balance Sheet Assets	(349)	(30)
Gross Amounts offset in the Consolidated Balance Sheets Liabilities	349	30
Net Amounts Presented in the Consolidated Balance Sheets Assets	26,362	13,647
Derivative Gains and Losses
Derivative financial instruments	(25,952)	(22,616)	(2,275)
International Coal Forward Contracts | 2014
Risk management derivatives
Net asset position	16,308
Offsetting and Balance Sheet Presentation
Net Amounts Presented in the Consolidated Balance Sheets Assets	16,308
International Coal Forward Contracts | 2015
Risk management derivatives
Net asset position	7,416
Offsetting and Balance Sheet Presentation
Net Amounts Presented in the Consolidated Balance Sheets Assets	7,416
International Coal Forward Contracts | 2016
Risk management derivatives
Net asset position	2,638
Offsetting and Balance Sheet Presentation
Net Amounts Presented in the Consolidated Balance Sheets Assets	2,638
International Coal Forward Contracts | Underlying basis Tons
Risk management derivatives
Notional amount	1,964,000
International Coal Forward Contracts | Underlying basis Tons | 2014
Risk management derivatives
Notional amount	1,488,000
International Coal Forward Contracts | Underlying basis Tons | 2015
Risk management derivatives
Notional amount	344,000
International Coal Forward Contracts | Underlying basis Tons | 2016
Risk management derivatives
Notional amount	132,000
WTI Collars
Risk management derivatives
Net asset position	58	138
Offsetting and Balance Sheet Presentation
Gross Amounts of Recognized Assets	58	138
Net Amounts Presented in the Consolidated Balance Sheets Assets	58	138
Derivative Gains and Losses
Derivative financial instruments	81	(138)
WTI Collars | Underlying basis Barrels | 2014
Risk management derivatives
Notional amount	579,000
Weighted-Average Floor price	71.41
Weighted-Average Ceiling price	112.43
Domestic Coal Futures Contracts
Derivative Gains and Losses
Derivative financial instruments	$ 260
Domestic Coal Futures Contracts | Underlying basis Tons
Risk management derivatives
Notional amount	2,910,000
Domestic Coal Futures Contracts | Underlying basis Tons | 2014
Risk management derivatives
Notional amount	810,000
Domestic Coal Futures Contracts | Underlying basis Tons | 2015
Risk management derivatives
Notional amount	2,100,000